Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about prepayments and other current assets [Line Items]
Prepayments in connection with construction work and equipment purchases	¥ 6,080	¥ 3,352
Prepaid expenses and deposits	2,994	2,993
Value-added tax recoverable	8,501	8,803
Other receivables	6,061	5,294
Prepayments and other current assets	25,167	22,219
Other telecommunications operators in the PRC [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Amounts due from companies	204	352
China Telecom Group [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Amounts due from companies	1,189	1,233
China Tower [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Amounts due from companies	¥ 138	¥ 192